Long-term debt (Details 2) SFr in Millions, ¥ in Billions	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2014 CHF (SFr)
Long-term debt by maturities
Next twelve months	SFr 22,338
Year two	29,206
Year three	31,351
Year four	21,439
Year five	19,718
Thereafter	73,556
Long-term debt	197,608		SFr 177,898
Structured notes
Long-term debt by maturities
Next twelve months	10,428
Year two	7,343
Year three	7,987
Year four	4,404
Year five	5,528
Thereafter	19,158
Long-term debt	54,848		50,469
Structured notes | Equity
Long-term debt by maturities
Long-term debt	35,594		35,309
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	11,534		8,321
Structured notes | Credit
Long-term debt by maturities
Long-term debt	5,261		5,244
Structured notes | Other
Long-term debt by maturities
Long-term debt	2,459		1,595
Group parent company
Long-term debt by maturities
Next twelve months	0
Year two	0
Year three	290
Year four	0
Year five	0
Thereafter	4,735
Long-term debt	SFr 5,025		4,930
Group parent company | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.00%	6.00%
Group parent company | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	6.30%	6.30%
Group parent company | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.50%	7.50%
Group parent company | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	SFr 0
Year two	0
Year three	290
Year four	0
Year five	0
Thereafter	4,735
Long-term debt	5,025
Bank
Long-term debt by maturities
Next twelve months	21,819
Year two	28,650
Year three	30,936
Year four	21,011
Year five	19,178
Thereafter	70,500
Long-term debt	SFr 192,094		172,947
Bank | Senior notes. | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes. | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	15.50%	15.50%
Bank | Senior notes. | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes. | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	15.20%	15.20%
Bank | Senior notes. | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes. | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	14.80%	14.80%
Bank | Senior notes. | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes. | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	14.10%	14.10%
Bank | Senior notes. | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Bank | Senior notes. | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.40%	4.40%
Bank | Senior notes. | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes. | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	9.30%	9.30%
Bank | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.10%	1.10%
Bank | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Bank | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	4.90%	4.90%
Bank | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	13.30%	13.30%
Bank | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.50%	0.50%
Bank | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.90%	0.90%
Bank | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Bank | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	5.70%	5.70%
Bank | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.20%	8.20%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.40%	5.40%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.80%	2.80%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.00%	4.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.10%	4.10%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.50%	10.50%
Bank | Structured notes
Long-term debt by maturities
Next twelve months	SFr 10,428
Year two	7,343
Year three	7,987
Year four	4,404
Year five	5,528
Thereafter	19,158
Long-term debt	54,848		50,469
Bank | Structured notes | Equity
Long-term debt by maturities
Long-term debt	35,594		35,309
Bank | Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	11,534		8,321
Bank | Structured notes | Credit
Long-term debt by maturities
Long-term debt	5,261		5,244
Bank | Structured notes | Other
Long-term debt by maturities
Long-term debt	2,459		SFr 1,595
Bank | Fixed rate | Senior notes.
Long-term debt by maturities
Next twelve months	4,233
Year two	11,874
Year three	10,779
Year four	13,813
Year five	8,648
Thereafter	27,318
Long-term debt	76,665
Bank | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	0
Year two	171
Year three	10,489
Year four	0
Year five	3,422
Thereafter	9,519
Long-term debt	23,601
Bank | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	85
Year two	998
Year three	0
Year four	0
Year five	3
Thereafter	563
Long-term debt	1,649
Bank | Variable rate | Senior notes.
Long-term debt by maturities
Next twelve months	17,428
Year two	15,496
Year three	9,668
Year four	7,009
Year five	6,163
Thereafter	20,943
Long-term debt	76,707
Bank | Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	0
Year two	50
Year three	0
Year four	187
Year five	58
Thereafter	0
Long-term debt	295
Bank | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	73
Year two	61
Year three	0
Year four	2
Year five	884
Thereafter	12,157
Long-term debt	13,177
Credit Suisse AG
Long-term debt by maturities
Maximum principal amount of notes that can be issued | ¥		¥ 500
Group subsidiaries
Long-term debt by maturities
Next twelve months	22,338
Year two	29,206
Year three	31,061
Year four	21,439
Year five	19,718
Thereafter	68,821
Long-term debt	SFr 192,583
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	15.50%	15.50%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	15.20%	15.20%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	14.80%	14.80%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	14.10%	14.10%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.10%	0.10%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.40%	4.40%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes. | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	9.30%	9.30%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.10%	1.10%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	4.90%	4.90%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	13.30%	13.30%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.50%	0.50%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.90%	0.90%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	5.70%	5.70%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.20%	8.20%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.40%	5.40%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.80%	2.80%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.00%	4.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.10%	4.10%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.50%	10.50%
Group subsidiaries | Fixed rate | Senior notes.
Long-term debt by maturities
Next twelve months	SFr 4,752
Year two	12,430
Year three	11,194
Year four	14,241
Year five	9,187
Thereafter	29,475
Long-term debt	81,279
Group subsidiaries | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	0
Year two	171
Year three	10,199
Year four	0
Year five	3,423
Thereafter	5,683
Long-term debt	19,476
Group subsidiaries | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	85
Year two	998
Year three	0
Year four	0
Year five	3
Thereafter	563
Long-term debt	1,649
Group subsidiaries | Variable rate | Senior notes.
Long-term debt by maturities
Next twelve months	17,428
Year two	15,496
Year three	9,668
Year four	7,009
Year five	6,163
Thereafter	20,943
Long-term debt	76,707
Group subsidiaries | Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	0
Year two	50
Year three	0
Year four	187
Year five	58
Thereafter	0
Long-term debt	295
Group subsidiaries | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	73
Year two	61
Year three	0
Year four	2
Year five	884
Thereafter	12,157
Long-term debt	SFr 13,177